EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three to five consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members. Subsequent to that date, benefits provided for new members were based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index for employees hired prior to January 1, 2019. On January 1, 2024 the Canadian DB Plans were closed to new entrants. Employees hired on and after January 1, 2024 will participate in the Canadian DC Plan.
On January 1, 2025, there was an amendment to the Canadian OPEB Plan which closed the plan for any eligible active employees that did not retire by December 31, 2024. All active employees who no longer meet the eligibility for the OPEB Plan will be eligible for a new plan that provides an annual health spending account to retirees and their dependents from retirement to age 65.
The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of Plan participants, which was approximately eight years at December 31, 2025 (2024 – nine years; 2023 – nine years).
The Company also provides its employees with DC Plans and savings plans in Canada, DC Plans in Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 11 years at December 31, 2025 (2024 – 12 years and 2023 – 12 years). In 2025, the Company expensed $72 million (2024 – $71 million and 2023 – $64 million) for the savings and DC Plans.
As part of the Spinoff Transaction, certain TC Energy employees became employees of South Bow. Prior to the Spinoff Transaction, these employees in Canada and the U.S. participated in DB Plans, DC Plans and savings plans, as applicable. Effective October 1, 2024, the benefit obligations under the DB Plans in respect of the employees moving from TC Energy to South Bow were transferred to South Bow. An asset transfer application related to the Canadian DB Plan outlining the proposed transfer of assets from TC Energy to South Bow has received regulatory approval. During the year ended December 31, 2025, $105 million was transferred to South Bow. As at December 31, 2025, $17 million of assets in the Canadian DB Plan remain in the TC Energy DB Plan trust and are reflected as Current assets of discontinued operations with a corresponding obligation to South Bow reflected as Current liabilities of discontinued operations on the Consolidated balance sheet. The Company expects the remaining assets to be fully transferred mid-2026. As at December 31, 2024, the assets related to the U.S. DB Plan were fully transferred to South Bow.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2025	2024	2023
(millions of Canadian $)

DB Plans	—	—	28
Other post-retirement benefit plans	8	8	9
Savings and DC Plans	72	71	64
	80	79	101
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. Total letters of credit provided to the Canadian DB plan at December 31, 2025 was nil (2024 – $111 million; 2023 – $244 million).
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2025 and the next required valuation is at January 1, 2026.
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,342	3,356	288	285
Service cost	101	108	1	1
Interest cost	162	160	15	14
Employee contributions	11	11	2	2
Benefits paid	(228)	(194)	(22)	(24)
Actuarial (gain) loss[2]	(80)	(39)	(26)	(5)
South Bow - transition of benefit obligation[3]	—	(118)	—	(1)
Foreign exchange rate changes	(35)	58	(9)	16
Benefit obligation – end of year	3,273	3,342	249	288
Change in Plan Assets
Plan assets at fair value – beginning of year	3,948	3,697	339	358
Actual return on plan assets	390	485	22	17
Employer contributions[4,5]	—	—	8	(41)
Employee contributions	11	11	2	2
Benefits paid	(228)	(194)	(22)	(25)
South Bow - transition of plan assets[3]	—	(119)	—	—
Foreign exchange rate changes	(40)	68	(16)	28
Plan assets at fair value – end of year	4,081	3,948	333	339
Funded Status – Plan Surplus	808	606	84	51
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2The increase in the actuarial (gain) loss on the defined benefit plan obligation is primarily attributable to an increase in the weighted discount rate from 4.90 per cent in 2024 to 5.10 per cent in 2025 and an increase in the rate of return. The actuarial (gain) loss on the OPEB Plan obligation is primarily due to changes in demographic assumptions.
3Reflects the impact of the Spinoff Transaction of the Liquids Pipelines business on October 1, 2024.
4The Company reduced letters of credit by $111 million in the Canadian DB Plan (2024 – $133 million) for funding purposes.
5OPEB surplus of nil (2024 - $49 million) was transferred to pay future active employee medical expenses.
Additional pension benefit plan assets were as follows:

at December 31	Pension Benefit Plans
(millions of Canadian $)	2025	2024

TC Energy plan assets at fair value	4,081	3,948
South Bow plan assets held in trust[1]	17	110
Plan assets at fair value – end of year	4,098	4,058
1    Related to the transfer of pension assets to South Bow. The remaining South Bow pension assets will be adjusted to fair value on the date of the transfer. At December 31, 2025, $17 million is reflected in Other current assets of discontinued operations (2024 - $110 million reflected in Other long-term assets of discontinued operations).
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Other long-term assets (Note 14)	808	606	159	152
Accounts payable and other	—	—	(6)	(7)
Other long-term liabilities (Note 17)	—	—	(69)	(94)
	808	606	84	51
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2025	2024

Projected benefit obligation[1]	—	—	(76)	(101)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(76)	(101)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2025	2024
(millions of Canadian $)

Accumulated benefit obligation	(3,086)	(3,097)
Plan assets at fair value[1]	4,098	4,058
Funded Status – Plan Surplus	1,012	961
1    Includes an estimated $17 million (2024 - $110 million) for future transfer to South Bow. The remaining South Bow pension assets will be adjusted to fair value on the date of the transfer.
The Company's DB Plans with respect to accumulated benefit obligations and the fair value of plan assets were fully funded as at December 31, 2025 and December 31, 2024.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2025	2024	2025

Fixed income securities	45%	37%	30% to 55%
Equity securities	40%	49%	20% to 55%
Other investments	15%	14%	10% to 35%
	100%	100%
Fixed income and equity securities include the Company's and its related parties debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2025	2024	2025	2024

Fixed income securities	26	44	0.6%	1.1%
Equity securities	2	3	0.1%	0.1%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and may be used to hedge certain liabilities.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 27, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $, unless otherwise noted)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

Asset Category[1]
Cash and Cash Equivalents	130	138	—	—	—	—	130	138	3%	3%
Equity Securities:
Canadian	129	128	—	—	—	—	129	128	3%	3%
U.S.	969	1,234	—	—	—	—	969	1,234	22%	28%
International	107	182	220	209	—	—	327	391	7%	9%
Global	—	—	104	100	—	—	104	100	2%	2%
Emerging	33	66	132	150	—	—	165	216	4%	5%
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	16	55	—	—	16	55	—	1%
Provincial	—	—	514	312	—	—	514	312	12%	7%
Municipal	—	—	19	14	—	—	19	14	—	—
Corporate	—	—	483	323	—	—	483	323	11%	7%
U.S. Bonds:
Federal	147	151	260	255	—	—	407	406	9%	9%
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	185	246	193	158	—	—	378	404	9%	9%
International:
Government	3	4	19	17	—	—	22	21	1%	1%
Corporate	—	—	96	66	—	—	96	66	2%	2%
Mortgage backed	40	37	20	23	—	—	60	60	1%	1%
Net forward contracts	—	—	(184)	(201)	—	—	(184)	(201)	(4%)	(4%)
Other Investments:
Real estate	—	—	—	—	292	276	292	276	7%	6%
Infrastructure	—	—	—	—	315	282	315	282	7%	7%
Private equity funds	—	—	—	—	55	32	55	32	1%	1%
Funds held on deposit	130	138	—	—	—	—	130	138	3%	3%
Derivatives	—	—	3	1	—	—	3	1	—	—
	1,873	2,324	1,896	1,483	662	590	4,431	4,397	100%	100%
1    Includes $17 million (2024 - $110 million) for future transfer to South Bow.
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2023	562
Purchases and sales	(15)
Realized and unrealized gains (losses)	43
Balance at December 31, 2024	590
Purchases and sales	59
Realized and unrealized gains (losses)	13
Balance at December 31, 2025	662
In 2026, the Company expects to make funding contributions of $8 million for the other post-retirement benefit plans, approximately $76 million for the savings plans and DC Plans and no contributions for the DB Plans. The Company is not expecting to issue any additional letters of credit for the funding of solvency requirements to the Canadian DB plan in 2026.
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2026	223	22
2027	224	22
2028	226	22
2029	228	21
2030	230	21
2031 to 2035	1,158	98
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2025. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2025	2024	2025	2024

Discount rate	5.10%	4.90%	5.45%	5.45%
Rate of compensation increase	3.05%	3.05%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2025	2024	2023	2025	2024	2023

Discount rate	4.90%	4.75%	5.15%	5.45%	5.15%	5.45%
Expected long-term rate of return on plan assets	6.75%	6.60%	6.45%	4.75%	4.50%	4.50%
Rate of compensation increase	3.05%	3.15%	3.25%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns and asset mix are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 6.70 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2026 measurement purposes. The rate was assumed to decrease gradually to 4.85 per cent by 2036 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2025	2024	2023	2025	2024	2023

Service cost[1]	101	108	93	1	1	3
Other components of net benefit cost[1]
Interest cost	162	160	158	15	14	16
Expected return on plan assets	(250)	(248)	(234)	(16)	(14)	(16)
Amortization of past service cost	—	—	—	(2)	—	—
Amortization of regulatory asset	—	—	—	—	(2)	—
	(88)	(88)	(76)	(3)	(2)	—
Net Benefit Cost Recognized	13	20	17	(2)	(1)	3
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2025		2024		2023
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss (gain)	(114)	(13)	(24)	—	71	6
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2025		2024		2023
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	—	—	6	—	—	—
Funded status adjustment	(91)	(13)	(101)	(6)	33	(18)
	(91)	(13)	(95)	(6)	33	(18)